LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 5. LEASES
The Company is the lessee in all of its material leasing arrangements and has entered into leases primarily for its corporate offices, cultivation and processing facilities, and dispensaries. The Company did not enter into any material lease arrangements during the years ended December 31, 2024 and 2023. Depending upon the type of lease, the original lease terms generally range from 2 years to 20 years. Certain leases include renewal options ranging from 3 years to 25 years. The Company is reasonably certain to exercise renewal options ranging from 5 years to 10 years on certain leases.
Some leases may contain variable lease payments based on an index or rate. These rates are initially measured using the index or rate in effect at lease commencement, and changes to index-based lease payments are recognized in profit or loss in the period of the change and are immaterial.
The following table reflects the Company’s lease balances within the Consolidated Balance Sheets:

($ in thousands)	December 31, 2024	December 31, 2023
ROU assets	$110,657	$117,882
Current portion of lease liabilities	11,623	9,416
Non-current lease liabilities	155,334	163,811

The following table reflects the components of lease expense included in the Consolidated Statements of Operations:

	Year Ended December 31,
($ in thousands)	2024	2023
Lease depreciation expense included in selling, general and administrative expense	$2,362	$2,364
Lease depreciation expense included in cost of goods sold and ending inventory	—	50
Total finance lease depreciation expense	$2,362	$2,414

Rent expense included in selling, general and administrative expense	$12,643	$12,523
Rent expense included in cost of goods sold	15,337	15,492
Total rent expense - operating leases	$27,980	$28,015

Short-term rent expense included in selling, general and administrative expense	$217	$465
Interest expense - leases	$3,146	$3,513

The following table reflects amortization expense capitalized to cost of goods sold and amortization expense capitalized to ending inventory for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Capitalized expense to cost of goods sold	$—	$129
Capitalized expense to inventory for prior periods	—	79

In the fourth quarter of 2022, the Company committed to a plan to restructure additional operations and activities within the California reporting unit. Related to that plan, during the first quarter of 2023, the Company adjusted the values of certain leases at the facilities impacted as a result of a change in the underlying assumptions regarding renewal options for those leases. The differences between the carrying amounts of the ROU assets and lease liabilities associated with these leases, resulted in a gain on lease termination of $1.1 million for the year ended December 31, 2023 and is included in Other (expense) income, net, in the Consolidated Statements of Operations.

The Company received tenant improvement allowance reimbursements of $1.1 million and $2.6 million across all finance and operating leasing arrangements for the years ended December 31, 2024 and 2023, respectively. The Company expects to receive an additional $2.2 million from finance and operating leasing arrangements and $0.1 million from other financing transactions in future periods.
As of December 31, 2024, maturities of lease liabilities were as follows:

($ in thousands)	Operating Leases	Finance Leases	Total
2025	$29,467	$5,020	$34,487
2026	29,613	5,146	34,759
2027	29,574	5,240	34,814
2028	29,551	5,124	34,675
2029	28,972	4,969	33,941
Thereafter	133,219	13,368	146,587
Total lease payments	$280,396	$38,867	$319,263
Less: imputed interest	(134,142)	(15,998)	(150,140)
Less: tenant improvement allowance	(1,915)	(251)	(2,166)
Present value of lease liabilities	144,339	22,618	166,957
Less: current lease liabilities	(9,629)	(1,994)	(11,623)
Present value of long-term lease liabilities	$134,710	$20,624	$155,334

(a)Long-term financing liabilities

The Company also has long-term financing liabilities associated with certain properties. See Note 11 “Long-term Notes and Loans Payable, Net” for additional details on these transactions. As of December 31, 2024 and 2023, the Company had long-term financing liabilities of $90.9 million and $93.5 million, respectively. For the years ended December 31, 2024 and 2023, the Company recorded payments of $13.5 million and $13.2 million, respectively, and incurred interest expense of $11.5 million and $11.7 million, respectively.

As of December 31, 2024, maturities of long-term financing liabilities were as follows:

($ in thousands)	Long-term financing liabilities
2025	$13,875
2026	14,223
2027	14,580
2028	14,946
2029	15,321
Thereafter	81,598
Total financing payments	$154,543
Less: interest	(60,919)
Less: tenant improvement allowance	(75)
Present value of financing liabilities	$93,549
Less: short-term financing liabilities	(2,609)
Present value of long-term financing liabilities	$90,940
Other information related to leases as of and for the years ended December 31, 2024 and 2023 was as follows:

	December 31, 2024		December 31, 2023
($ in thousands)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Right-of-use assets	$95,846	$14,811	$100,249	$17,633
Lease liabilities (current)	$9,629	$1,994	$7,677	$1,739
Lease liabilities (non-current)	$134,710	$20,624	$141,428	$22,383

Weighted- average remaining lease term[1]	10.1	8.8	11.0	9.6
Weighted-average discount rate	15.0%	14.0%	15.0%	14.0%
[1] Weighted-average remaining lease term does not include extensions which the Company is not reasonably certain to enter into.

As the interest rate implicit in a lease is generally not readily determinable, the Company uses an incremental borrowing rate to determine the present value of the lease payments. The incremental borrowing rate represents the risk-adjusted rate of interest the Company would have to pay to borrow on a collateralized basis over a similar economic environment and term.
Cash paid for interest included in the measurement of finance lease liabilities for the years ended December 31, 2024 and 2023 was $3.1 million and $3.5 million, respectively.

LEASES

NOTE 5. LEASES
The Company is the lessee in all of its material leasing arrangements and has entered into leases primarily for its corporate offices, cultivation and processing facilities, and dispensaries. The Company did not enter into any material lease arrangements during the years ended December 31, 2024 and 2023. Depending upon the type of lease, the original lease terms generally range from 2 years to 20 years. Certain leases include renewal options ranging from 3 years to 25 years. The Company is reasonably certain to exercise renewal options ranging from 5 years to 10 years on certain leases.
Some leases may contain variable lease payments based on an index or rate. These rates are initially measured using the index or rate in effect at lease commencement, and changes to index-based lease payments are recognized in profit or loss in the period of the change and are immaterial.
The following table reflects the Company’s lease balances within the Consolidated Balance Sheets:

($ in thousands)	December 31, 2024	December 31, 2023
ROU assets	$110,657	$117,882
Current portion of lease liabilities	11,623	9,416
Non-current lease liabilities	155,334	163,811

The following table reflects the components of lease expense included in the Consolidated Statements of Operations:

	Year Ended December 31,
($ in thousands)	2024	2023
Lease depreciation expense included in selling, general and administrative expense	$2,362	$2,364
Lease depreciation expense included in cost of goods sold and ending inventory	—	50
Total finance lease depreciation expense	$2,362	$2,414

Rent expense included in selling, general and administrative expense	$12,643	$12,523
Rent expense included in cost of goods sold	15,337	15,492
Total rent expense - operating leases	$27,980	$28,015

Short-term rent expense included in selling, general and administrative expense	$217	$465
Interest expense - leases	$3,146	$3,513

The following table reflects amortization expense capitalized to cost of goods sold and amortization expense capitalized to ending inventory for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Capitalized expense to cost of goods sold	$—	$129
Capitalized expense to inventory for prior periods	—	79

In the fourth quarter of 2022, the Company committed to a plan to restructure additional operations and activities within the California reporting unit. Related to that plan, during the first quarter of 2023, the Company adjusted the values of certain leases at the facilities impacted as a result of a change in the underlying assumptions regarding renewal options for those leases. The differences between the carrying amounts of the ROU assets and lease liabilities associated with these leases, resulted in a gain on lease termination of $1.1 million for the year ended December 31, 2023 and is included in Other (expense) income, net, in the Consolidated Statements of Operations.

The Company received tenant improvement allowance reimbursements of $1.1 million and $2.6 million across all finance and operating leasing arrangements for the years ended December 31, 2024 and 2023, respectively. The Company expects to receive an additional $2.2 million from finance and operating leasing arrangements and $0.1 million from other financing transactions in future periods.
As of December 31, 2024, maturities of lease liabilities were as follows:

($ in thousands)	Operating Leases	Finance Leases	Total
2025	$29,467	$5,020	$34,487
2026	29,613	5,146	34,759
2027	29,574	5,240	34,814
2028	29,551	5,124	34,675
2029	28,972	4,969	33,941
Thereafter	133,219	13,368	146,587
Total lease payments	$280,396	$38,867	$319,263
Less: imputed interest	(134,142)	(15,998)	(150,140)
Less: tenant improvement allowance	(1,915)	(251)	(2,166)
Present value of lease liabilities	144,339	22,618	166,957
Less: current lease liabilities	(9,629)	(1,994)	(11,623)
Present value of long-term lease liabilities	$134,710	$20,624	$155,334

(a)Long-term financing liabilities

The Company also has long-term financing liabilities associated with certain properties. See Note 11 “Long-term Notes and Loans Payable, Net” for additional details on these transactions. As of December 31, 2024 and 2023, the Company had long-term financing liabilities of $90.9 million and $93.5 million, respectively. For the years ended December 31, 2024 and 2023, the Company recorded payments of $13.5 million and $13.2 million, respectively, and incurred interest expense of $11.5 million and $11.7 million, respectively.

As of December 31, 2024, maturities of long-term financing liabilities were as follows:

($ in thousands)	Long-term financing liabilities
2025	$13,875
2026	14,223
2027	14,580
2028	14,946
2029	15,321
Thereafter	81,598
Total financing payments	$154,543
Less: interest	(60,919)
Less: tenant improvement allowance	(75)
Present value of financing liabilities	$93,549
Less: short-term financing liabilities	(2,609)
Present value of long-term financing liabilities	$90,940
Other information related to leases as of and for the years ended December 31, 2024 and 2023 was as follows:

	December 31, 2024		December 31, 2023
($ in thousands)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Right-of-use assets	$95,846	$14,811	$100,249	$17,633
Lease liabilities (current)	$9,629	$1,994	$7,677	$1,739
Lease liabilities (non-current)	$134,710	$20,624	$141,428	$22,383

Weighted- average remaining lease term[1]	10.1	8.8	11.0	9.6
Weighted-average discount rate	15.0%	14.0%	15.0%	14.0%
[1] Weighted-average remaining lease term does not include extensions which the Company is not reasonably certain to enter into.

As the interest rate implicit in a lease is generally not readily determinable, the Company uses an incremental borrowing rate to determine the present value of the lease payments. The incremental borrowing rate represents the risk-adjusted rate of interest the Company would have to pay to borrow on a collateralized basis over a similar economic environment and term.
Cash paid for interest included in the measurement of finance lease liabilities for the years ended December 31, 2024 and 2023 was $3.1 million and $3.5 million, respectively.